Changes in Goodwill by Reportable Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Beginning Balance	$ 4,539			$ 4,885	$ 4,856
Acquisitions				28	6
Adjustments related to the LBO and prior year acquisitions				(7)	91
Impairment charges		(385)	(48)	(385)	(48)	(205)
Effect of foreign currency translation	(33)			18	(20)
Other	(1)
Ending Balance	4,505		4,885	4,539	4,885	4,856
Availability Services
Goodwill [Line Items]
Ending Balance				529
Goodwill, Gross
Goodwill [Line Items]
Beginning Balance	6,303			6,264	6,187
Acquisitions				28	6
Adjustments related to the LBO and prior year acquisitions				(7)	91
Effect of foreign currency translation	(33)			18	(20)
Other	(1)
Ending Balance	6,269		6,264	6,303	6,264
Goodwill, Gross | Financial Systems
Goodwill [Line Items]
Beginning Balance	3,516			3,480	3,450
Acquisitions				28	6
Adjustments related to the LBO and prior year acquisitions				(3)	42
Effect of foreign currency translation	(21)			11	(18)
Other	(1)
Ending Balance	3,494		3,480	3,516	3,480
Goodwill, Gross | Availability Services
Goodwill [Line Items]
Beginning Balance	2,243			2,239	2,203
Adjustments related to the LBO and prior year acquisitions				(3)	38
Effect of foreign currency translation	(12)			7	(2)
Ending Balance	2,231		2,239	2,243	2,239
Goodwill, Gross | Other
Goodwill [Line Items]
Beginning Balance				545	534
Adjustments related to the LBO and prior year acquisitions				(1)	11
Ending Balance			545	544	545
Goodwill, Gross | Public Sector and Education
Goodwill [Line Items]
Ending Balance	544			544
Accumulated Impairment
Goodwill [Line Items]
Beginning Balance				(1,379)	(1,331)
Impairment charges				(385)	(48)
Ending Balance	(1,764)		(1,379)	(1,764)	(1,379)
Accumulated Impairment | Availability Services
Goodwill [Line Items]
Beginning Balance				(1,162)	(1,126)
Impairment charges				(385)	(36)
Ending Balance	(1,547)		(1,162)	(1,547)	(1,162)
Accumulated Impairment | Other
Goodwill [Line Items]
Beginning Balance					(205)
Impairment charges					(12)
Ending Balance			(217)	(217)	(217)
Accumulated Impairment | Public Sector and Education
Goodwill [Line Items]
Ending Balance	$ (217)			$ (217)